CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents		$ 736	$ 894
Financial assets		80	88
Accounts and other receivable, net		2,303	1,602
Inventory, net		635	580
Other assets		1,126	702
Current Assets		4,880	3,866
Financial assets		417	261
Accounts and other receivable, net		888	679
Other assets		340	218
Property, plant and equipment		3,765	4,036
Deferred income tax assets		626	348
Intangible assets		9,295	4,226
Equity accounted investments		251	70
Goodwill		6,914	2,216
Total assets		27,376	15,920
Current Liabilities
Accounts payable and other		4,333	5,576
Non-recourse borrowings in subsidiaries of the company		415	53
Exchangeable and class B shares		1,237	0
Current Liabilities		5,985	5,629
Accounts payable and other		3,306	3,475
Non-recourse borrowings in subsidiaries of the company		12,498	5,193
Deferred income tax liabilities		1,516	487
Total liabilities		23,305	14,784
Equity
Brookfield Business Partners	[1]	359	(516)
Non-controlling interests		3,712	1,652
Total equity		4,071	1,136
Total liabilities and equity		$ 27,376	$ 15,920

[1]	Common equity is attributable to the partnership both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b), for further details.